Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 80,040
Balance at end of period	$ 81,670	$ 80,040
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	200.0	190.0
Shares issued, Number of shares	14.0	30.0
Shares redeemed, Number of shares		(20.0)
Ending balance, Number of shares	214.0	200.0
Balance at beginning of period	$ 5,000	$ 4,750
Shares issued, Amount	350	750
Shares redeemed, Amount		(500)
Balance at end of period	$ 5,350	$ 5,000